UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Phinity Capital
Address:  400 Kelby St
          Fort Lee, NJ 07024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Armenio
Title:
Phone:     201-363-8510
Signature, Place and Date of Signing:

    Anthony Armenio  July 24, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    336089

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CHICAGO MERCANTILE E XCHANGE H COMMON STOCK     167760107    24558    50000 SH       SOLE                  50000        0        0
D DECKERS OUTDOOR CORP  COM STK  COMMON STOCK     243537107    14460   375000 SH       SOLE                 375000        0        0
D FEDEX CORP COM STK             COMMON STOCK     31428X106    11686   100000 SH       SOLE                 100000        0        0
D GOLDMAN SACHS GROUP INC MEDIUM COMMON STOCK     38141G104    18804   125000 SH       SOLE                 125000        0        0
D GOOGLE INC CL A COM STK        COMMON STOCK     38259P508    16773    40000 SH       SOLE                  40000        0        0
D MYOGEN INC  COM STK            COMMON STOCK     62856E104     5800   200000 SH       SOLE                 200000        0        0
D NASDAQ STK MKT INC  COM STK    COMMON STOCK     631103108    26910   900000 SH       SOLE                 900000        0        0
D NII HLDGS INC  COM STK         COMMON STOCK     62913F201    28190   500000 SH       SOLE                 500000        0        0
D RACKABLE SYSTEMS INC  COM STK  COMMON STOCK     750077109    84904  2150000 SH       SOLE                2150000        0        0
D REDBACK NETWRKS                COMMON STOCK     757209507    15589   850000 SH       SOLE                 850000        0        0
D SEARS HOLDINGS CORP  COM STK   COMMON STOCK     812350106    28731   185000 SH       SOLE                 185000        0        0
D US AIRWAYS GROUP               COMMON STOCK     90341W108    50540  1000000 SH       SOLE                1000000        0        0
D VERIFONE HLDGS INC  COM STK    COMMON STOCK     92342Y109     9144   300000 SH       SOLE                 300000        0        0
S REPORT SUMMARY                 13 DATA RECORDS              336089        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED